Unaudited Interim Condensed Consolidated Balance Sheet		Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents		$ 3,970,988	$ 3,094,839	$ 3,468,594
Accounts receivable, net		12,745,334	9,933,235	11,508,064
Inventories, net		6,095,351	4,750,488	6,249,895
Deferred initial public offering (“IPO”) costs				1,560,933
Other receivables		617,646	481,370	497,309
Total current assets		23,843,129	18,582,440	23,642,814
Non-current assets
Financial instrument		222,772	173,620	231,293
Loan receivables		7,057,050	5,500,000
Property, plant and equipment, net		6,233,598	4,858,232	5,811,883
Right-of-use assets – operating leases		4,918,763	3,833,499	4,522,524
Total non-current assets		18,432,183	14,365,351	10,565,700
Total assets		42,275,312	32,947,791	34,208,514
Current liabilities
Bank loans, current portion		1,057,695	824,328	598,848
Finance lease liabilities, current portion		195,777	152,581	168,192
Accounts payable		7,195,709	5,608,066	6,441,094
Operating lease liabilities, current portion		1,250,366	974,488	1,240,129
Other payables		1,068,646	832,860	3,058,781
Provision for income taxes		646,221	503,640	1,177,119
Total current liabilities		11,414,414	8,895,963	12,684,163
Non-current liabilities:
Bank loans, non-current portion		2,864,403	2,232,408	3,070,967
Finance lease liabilities, non-current portion		657,916	512,755	379,481
Operating lease liabilities, non-current portion		4,018,004	3,131,482	3,487,144
Deferred tax liabilities		1,446	1,127	1,446
Total non-current liabilities		7,541,769	5,877,772	6,939,038
Total liabilities		18,956,183	14,773,735	19,623,201
Commitments and contingencies (Note 20)
Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares, issued 12,500,0000 shares outstanding as of March 31, 2024 and issued 14,500,000 shares outstanding as of September 30 2024, respectively	[1]	1,978	1,542	1,707
Additional paid-in capital		11,382,600	8,871,172	3,377,293
Retained earnings		12,323,320	9,604,334	11,206,313
Accumulated other comprehensive loss		(388,769)	(302,992)
Total shareholders’ equity	[2]	23,319,129	18,174,056	14,585,313
Total liabilities and shareholders’ equity		42,275,312	32,947,791	34,208,514
Related Party
Current assets
Advances to related parties		$ 413,810	$ 322,508	$ 358,019

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 15.